Costs of services and general and administrative costs - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2025 GBP (£) cGU	Jun. 30, 2024 GBP (£)
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment	£ 116.0	£ 0.0
Number Of Cash Generation Unit (CGU) | cGU	2
Assumed annual long-term growth rate	2.00%	2.00%
Amortisation and impairment of acquired intangible assets	£ 32.0	£ 57.0
Restructuring and transformation costs	32.0	131.0
IT transformation program cost	£ 25.0	47.0
Restructuring and transformation costs in relation to the continuing restructuring plan		76.0
Brand names
Disclosure Of Information About Operating Cost [line items]
Amortisation and impairment of acquired intangible assets		£ 20.0
Operating Margins
Disclosure Of Information About Operating Cost [line items]
Percentage of reasonably possible decrease in unobservable input, assets	2.00%
Operating Margins, 2% Lower
Disclosure Of Information About Operating Cost [line items]
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Sensitivity analysis, increase (decrease) in goodwill impairment	£ 68.0
Discount rate, measurement input [member]
Disclosure Of Information About Operating Cost [line items]
Sensitivity analysis, increase (decrease) in goodwill impairment	84.0
Grey CGU
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment	58.0
Recoverable amount of asset or cash-generating unit	£ 181.0
Discount rate applied to cash flow projections	12.25%	10.50%
Grey CGU | Operating Margins
Disclosure Of Information About Operating Cost [line items]
Sensitivity analysis, increase (decrease) in goodwill impairment	£ 27.0
AKQA CGU
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment	58.0
Recoverable amount of asset or cash-generating unit	£ 172.0
Discount rate applied to cash flow projections	11.25%	10.50%
AKQA CGU | Operating Margins
Disclosure Of Information About Operating Cost [line items]
Sensitivity analysis, increase (decrease) in goodwill impairment	£ 36.0